Fair Value Measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Measurements
Fair Value Measurements

Note 9.Fair Value Measurements

Recurring Fair Value Measurements

The following table presents information about the Company’s assets and liabilities that are measured at fair value at September 30, 2024, and December 31, 2023, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	September 30, 2024
	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities held in trust account	$12,895,117	$—	$—
Liabilities:
Public Warrants	$920,000	$—	$—
Private Placement Warrants	$—	$936,000	$—

	December 31, 2023
	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities held in trust account	$44,709,805	$—	$—
Liabilities:
Public Warrants	$287,500	$—	$—
Private Placement Warrants	$—	$293,000	$—

At September 30, 2024, and December 31, 2023, the Company’s warrant liability was valued at $1,856,000 and $580,500. Under the guidance in ASC 815-40, the Public Warrants and the Private Placement Warrants do not meet the criteria for equity treatment. As such, the Public Warrants and the Private Placement Warrants must be recorded on the balance sheet at fair value. This valuation is subject to re-measurement at each balance sheet date. With each re-measurement, the valuations will be adjusted to fair value, with the change in fair value recognized in the Company’s statement of operations.

The following table presents fair value information for the three and nine months ended September 30, 2024, and 2023, of the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. The Company’s Private Placement Warrant liability is based on a valuation model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. Significant deviations from these estimates and inputs could result in a material change in fair value.

	For the Three and Nine Months Ended September 30, 2024
		Private
	Public	Placement	Warrant
	Warrants	Warrants	Liability
Derivative warrant liabilities as of December 31, 2023	$287,500	$293,000	$580,500
Change in fair value	(221,950)	(226,000)	(447,950)
Derivative warrant liabilities as of March 31, 2024	65,550	67,000	132,550
Change in fair value	164,450	167,000	331,450
Derivative warrant liabilities as of June 30, 2024	230,000	234,000	464,000
Change in fair value	690,000	702,000	1,392,000
Derivative warrant liabilities as of September 30, 2024	$920,000	$936,000	$1,856,000

	For the Three and Nine Months Ended September 30, 2023
		Private		Share
	Public	Placement	Warrant	Redemptions
	Warrants	Warrants	Liability	Payable
Derivative warrant liabilities as of December 31, 2022	$261,050	$266,000	$527,050	$—
Change in fair value	269,100	273,000	542,100	—
Derivative warrant liabilities as of March 31, 2023	530,150	539,000	1,069,150	—
Establishment of share repurchase liability	—	—	—	197,694,657
Change in fair value	(70,150)	(71,000)	(141,150)	—
Derivative warrant liabilities as of June 30, 2023	460,000	468,000	928,000	197,694,657
Share repurchase payment	—	—	—	(197,694,657)
Change in fair value	161,000	164,000	325,000	—
Derivative warrant liabilities as of September 30, 2023	$621,000	$632,000	$1,253,000	$—

Measurement

The Company established the initial fair value for the warrants on December 14, 2021, the date of the consummation of the Company’s IPO. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one share of Class A common stock and one-half of one Public Warrant), (ii) the sale of Private Placement Warrants, and (iii) the issuance of Class B common stock, first to the warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to Class A common stock subject to possible redemption (temporary equity), Class A common stock (permanent equity) and Class B common stock (permanent equity) based on their relative fair values at the initial measurement date. As of September 30, 2024, the Public Warrants have detached from the Units and are separately tradable on the over-the-counter markets. The closing price of the Public Warrants was utilized in determining the fair value of the Public Warrants as of September 30, 2024.

The key inputs into the Monte Carlo simulation formula used to value the Private Placement Warrants were as follows at September 30, 2024 and 2023:

	September 30,
Inputs:	2024	2023
Common stock price	$11.00	$10.56
Exercise price	$11.50	$11.50
Risk-free rate of interest	3.56%	4.55%
Volatility	0.00%	0.00%
Term	5.21	5.25
Warrant to buy one share	$0.08	$0.05
Dividend yield	0.00%	0.00%

Non-recurring Fair Value Measurements

On May 25, 2023, the Company and the Sponsor entered into Non-Redemption Agreements with unaffiliated third parties (see Note 8). The Company accounts for the excess fair value of the Class B shares transferred from the Sponsor to the unaffiliated third parties as a capital contribution by the Sponsor and recorded a non-redemption agreement expense in accordance with SAB Topic 5T. The Company estimated the fair value of the 500,000 Class B shares transferred upon the consummation of the First Extension at $387,000, or $0.77 per share. In connection with the subsequent extensions to March 14, 2024, the Sponsor transferred an additional 999,996 Class B shares to the unaffiliated third parties under the terms of the Non-Redemption Agreements. The Company estimated the fair value of the 999,996 Class B shares transferred at $0.82 to $0.83 per share.

The fair value of the Class B shares was determined by multiplying the underlying stock price of the Company’s Class A common stock by the estimated probability of an Initial Business Combination and applying a discount for lack of marketability (“DLOM”). The Company utilized June 9, 2023, the date of the consummation of the First Extension, as the measurement date for the transfer of the 500,000 Class B shares and September 30, 2023, October 11, 2023, November 14, 2023, December 13, 2023, January 12, 2024 and February 14, 2024 as the measurement dates for the transfer of the 166,666 Class B shares (999,996 Class B shares in the aggregate) transferred in connection with the subsequent extensions, respectively.

The following are the key inputs into the calculations at the measurement dates:

	June 9,	September 30,	October 11,	November 14,	December 13,	January 12,	February 12,
Inputs:	2023	2023	2023	2023	2023	2024	2024
Common stock price	$10.54	$10.56	$10.57	$10.60	$10.62	$10.65	$10.73
Estimated probability of an Initial Business Combination	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Estimated volatility	76.56%	65.96%	64.90%	63.91%	65.52%	66.02%	64.40%
Risk-free rate	5.10%	5.39%	5.31%	5.17%	4.88%	4.60%	4.88%
Time to expiration	1.00	1.00	1.00	1.00	1.00	1.00	1.00

Note 9.Fair Value Measurements

Recurring Fair Value Measurements

The following table presents information about the Company’s assets and liabilities that are measured at fair value at December 31, 2023 and 2022, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	December 31, 2023
	(Level 1)	(Level 2)	(Level 3)
Assets
Marketable securities held in trust account	$44,709,805	$—	$—
Liabilities
Public Warrants	$287,500	$—	$—
Private Placement Warrants	$—	$293,000	$—

	December 31, 2022
	(Level 1)	(Level 2)	(Level 3)
Assets
Marketable securities held in trust account	$237,984,513	$—	$—
Liabilities
Public Warrants	$261,050	$—	$—
Private Placement Warrants	$—	$266,000	$—

At December 31, 2023 and 2022, the Company’s warrant liability was valued at $580,500 and $527,050, respectively. Under the guidance in ASC 815-40, the Public Warrants and the Private Placement Warrants do not meet the criteria for equity treatment. As such, the Public Warrants and the Private Placement Warrants must be recorded on the balance sheet at fair value. The fair value of the Public Warrants and Private Placement Warrants are subject to re-measurement at each balance sheet date. With each re-measurement, the Public Warrants and Private Placement Warrants are adjusted to fair value, with the change in fair value recognized in the Company’s statement of operations.

The following table presents fair value information for the Company’s financial assets and liabilities that were accounted for at fair value on a recurring basis as of December 31, 2023 and 2022, and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value. The Company’s warrant liability is based on a valuation model utilizing management judgment and pricing inputs from observable and unobservable markets with less volume and transaction frequency than active markets. Significant deviations from these estimates and inputs could result in a material change in fair value.

		Private		Share
	Public	Placement	Warrant	Redemptions
	Warrants	Warrants	Liability	Payable
Derivative warrant liabilities as of December 31,2021	$8,521,000	$8,695,000	$17,216,000	$—
Change in fair value	(8,259,950)	(8,429,000)	(16,688,950)	—
Derivative warrant liabilities as of December 31, 2022	261,050	266,000	527,050	—
Establishment of share repurchase liability	—	—	—	197,694,657
Share repurchase payment	—	—	—	(197,694,657)
Change in fair value	26,450	27,000	53,450	—
Derivative warrant liabilities as of December 31, 2023	$287,500	$293,000	$580,500	$—

Measurement

The Company established the initial fair value for the warrants on December 14, 2021, the date of the consummation of the Company’s IPO. The Company allocated the proceeds received from (i) the sale of Units (which is inclusive of one share of Class A common stock and one-half of one Public Warrant), (ii) the sale of Private Placement Warrants, and (iii) the issuance of Class B common stock, first to the warrants based on their fair values as determined at initial measurement, with the remaining proceeds allocated to Class A common stock subject to possible redemption (temporary equity), Class A common stock (permanent equity) and Class B common stock (permanent equity) based on their relative fair values at the initial measurement date. As of December 31, 2023, the Public Warrants have detached from the Units and are separately tradable on the New York Stock Exchange (PORT.W). The closing price of the Public Warrants was utilized in determining the fair value of the Public Warrants as of December 31, 2023.

The key inputs into the Monte Carlo simulation formula used to value the Private Placement Warrants were as follows at December 31, 2023 and 2022:

	December 31,
Inputs:	2023	2022
Common stock price	$10.64	$10.18
Exercise price	$11.50	$11.50
Risk-free rate of interest	3.81%	3.95%
Volatility	0.00%	0.00%
Term	5.21	5.25
Warrant to buy one share (adjusted for the probability of dissolution)	$0.03	$0.02
Dividend yield	0.00%	0.00%

Non-recurring Fair Value Measurements

On May 25, 2023, the Company and the Sponsor entered into Non-Redemption Agreements with unaffiliated third parties (see Note 8). The Company accounts for the excess fair value of the Class B shares transferred from the Sponsor to the unaffiliated third parties as a capital contribution by the Sponsor and recorded a financing expense in accordance with SAB Topic 5T. The Company estimated the fair value of the 500,000 Class B shares transferred upon the consummation of the extension of the deadline to complete a business combination from June 14, 2023 to September 14, 2023 at $387,000, or $0.77 per share. In connection with the subsequent extensions to January 14, 2024, the Sponsor transferred an additional 666,664 Class B shares to the unaffiliated third parties under the terms of the Non-Redemption Agreements. The Company estimated the fair value of the 166,666 Class B shares transferred at $0.82 to $0.83 per share.

The fair value of the Class B shares was determined by multiplying the underlying stock price of the Company’s Class A common stock by the estimated probability of an Initial Business Combination and applying a discount for lack of marketability (“DLOM”). The Company utilized June 9, 2023, the date of the consummation of the Extension, as the measurement date for the transfer of the 500,000 Class B shares and September 30, 2023, October 11, 2023, November 14, 2023 and December 13, 2023 as the measurement dates for the transfer of the 166,666 Class B shares (666,664 Class B shares in the aggregate) transferred in connection with the Subsequent Extensions, respectively.

The following are the key inputs into the calculations at the measurement dates:

	June 9,	September 30,	October 11,	November 14,	December 13,
Inputs:	2023	2023	2023	2023	2023
Common stock price	$10.54	$10.56	$10.57	$10.60	$10.62
Estimated probability of an Initial Business Combination	10.00%	10.00%	10.00%	10.00%	10.00%
Estimated volatility	76.56%	65.96%	64.90%	63.91%	65.52%
Risk-free rate	5.10%	5.39%	5.31%	5.17%	4.88%
Time to expiration	1.00	1.00	1.00	1.00	1.00